Derivatives (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about hedges [abstract]
Summary Of Derivative Assets And Derivative Liabilities
(1)	Derivative assets and derivative liabilities are as follows (Unit: Korean Won in millions):

	December 31, 2021
		Assets			Liabilities
	Nominal amount	For cash flow hedge	For fair value hedge	For trading	For cash flow hedge	For fair value hedge	For trading
Interest rate:
Futures	118,423	—	—	—	—	—	—
Forwards	340,000	—	—	16,434	—	—	—
Swaps	134,196,188	351	95,103	136,185	—	20,287	305,443
Purchase options	170,000	—	—	3,959	—	—	—
Written options	340,000	—	—	—	—	—	8,552
Currency:
Futures	7,445	—	—	—	—	—	—
Forwards	114,072,910	—	—	2,466,893	—	—	993,823
Swaps	101,117,559	11,310	—	1,444,634	7,297	—	2,345,735
Purchase options	1,079,610	—	—	10,968	—	—	—
Written options	1,686,787	—	—	—	—	—	8,952
Equity:
Futures	337,916	—	—	—	—	—	—
Forwards	233	—	—	64	—	—	—
Swaps	642,963	—	—	27,031	—	—	3,784
Purchase options	17,503,553	—	—	696,963	—	—	—
Written options	19,106,573	—	—	—	—	—	900,979

Total	390,720,160	11,661	95,103	4,803,131	7,297	20,287	4,567,268

	December 31, 2022
		Assets			Liabilities
	Nominal amount	For cash flow hedge	For fair value hedge	For trading	For cash flow hedge	For fair value hedge	For trading
Interest rate:
Futures	42,545	—	—	—	—	—	—
Forwards	2,620,000	—	—	249,356	—	—	—
Swaps	136,550,518	2,041	—	440,540	—	193,831	474,158
Purchase options	170,000	—	—	9,308	—	—	—
Written options	310,000	—	—	—	—	—	16,752
Currency:
Futures	51,136	—	—	—	—	—	—
Forwards	90,134,257	—	—	3,083,082	—	—	1,360,535
Swaps	97,197,309	35,745	—	3,105,901	9,080	—	5,500,970
Purchase options	487,852	—	—	23,182	—	—	—
Written options	570,982	—	—	—	—	—	7,929
							—
Equity:
Futures	958,589	—	—	—	—	—	—
Forwards	183	—	—	100	—	—	—
Swaps	568,835	—	—	90,237	—	—	673
Purchase options	29,801,478	—	—	1,204,475	—	—	—
Written options	29,874,836	—	—	—	—	—	1,544,108

Total	389,338,520	37,786	—	8,206,181	9,080	193,831	8,905,125

Summary Of The Nominal Amounts Of Hedging Instruments
(3)	The nominal amounts of the hedging instrument are as follows (Unit: USD, AUD, EUR, and Korean Won in millions):

	December 31, 2021
	1 year or less	1 year to 5 years	More than 5 years	Total
Fair value hedge
Interest rate risk
Interest rate swap (USD)	—	1,550,000,000	300,000,000	1,850,000,000
Interest rate swap (AUD)	—	150,000,000	—	150,000,000
Interest rate swap (EUR)	—	26,591,163	—	26,591,163
Cash flow hedge
Interest rate risk
Interest rate swap (KRW)	—	50,000	—	50,000
Foreign currencies translation risk and interest rate risk
Currency swap (USD)	200,000,000	270,000,000	—	470,000,000
Foreign currencies translation risk
Currency swap (USD)	—	180,000,000	—	180,000,000

	December 31, 2022
	1 year or less	1 year to 5 years	More than 5 years	Total
Fair value hedge
Interest rate risk
Interest rate swap (USD)	—	2,075,000,000	300,000,000	2,375,000,000
Interest rate swap (AUD)	150,000,000	—	—	150,000,000
Interest rate swap (KRW)	150,000	—	—	150,000
Cash flow hedge
Interest rate risk
Interest rate swap (KRW)	50,000	140,000	—	190,000
Foreign currencies translation risk and interest rate risk
Currency swap (USD)	—	270,000,000	—	270,000,000
Foreign currencies translation risk
Currency swap (USD)	80,000,000	100,000,000	—	180,000,000
Currency swap (EUR)	—	194,780,000	—	194,780,000
Hedges of net investment in foreign operations
Exchange risk
Foreign currency bond (USD)	272,390,437	592,000,000	—	864,390,437

Summary Of Average Interest And Currency Rate Of Hedging Instrument
(4)	The average interest rate and average currency rate of the hedging instrument as of December 31, 2021 and 2022 are as follows:

December 31, 2021
Average interest rate and average exchange rate
Fair value hedge
Interest rate risk
Interest rate swap (USD)	Fixed 3.62% receipt and Libor 3M + 1.45% floating paid
Interest rate swap (AUD)	Fixed 0.84% receipt and BBSW 3M+0.72% paid
Interest rate swap (EUR)	EURIBOR 3M + 0.09% receipt and 1.5% fixed paid
Cash flow hedge
Interest rate risk
Interest rate swap (KRW)	KRW CD+0.33% receipt, 1.68% paid
Foreign currencies translation risk and interest rate risk
Currency swap (USD)	USD 1M Libor+0.70% receipt, KRW 0.93% paid, KRW/USD = 1,206.60
Foreign currencies translation risk
Currency swap (USD)	USD 1.50% receipt, KRW 1.57% paid, KRW/USD = 1,140.50

December 31, 2022
Average interest rate and average exchange rate
Fair value hedge
Interest rate risk
Interest rate swap (USD)	Fixed 3.62% receipt and Libor 3M+1.45% floating paid
Interest rate swap (USD)	Fixed 2.05% receipt and (C.SOFR)+0.65% paid
Interest rate swap (AUD)	Fixed 0.84% receipt and BBSW 3M+0.72% paid
Interest rate swap (KRW)	Fixed 3.13% receipt and CD 3M paid
Cash flow hedge
Interest rate risk
Interest rate swap (KRW)	KRW CMS 5Y+0.46% receipt, 3.65% paid
Interest rate swap (KRW)	KRW CD+0.33% receipt, 1.68% paid
Foreign currencies translation risk and interest rate risk
Currency swap (USD)	USD 1M Libor+0.79% receipt, KRW 0.80% paid, KRW/USD = 1,226.29
Foreign currencies translation risk
Currency swap (USD)	USD 1.50% receipt, KRW 1.57% paid, KRW/USD = 1,140.50
Currency swap (EUR)	EUR 1.98% receipt, KRW 3.68% paid, KRW/EUR = 1,344.08
Hedges of net investment
Exchanging rate risk
Foreign currency denominated debentures (KRW/USD)	1,344.37

Summary Of Amounts Related To Items Designated As Hedging Instruments
(5)	The amounts related to items designated as hedging instruments are as follows (Unit: USD, AUD, EUR, and Korean Won in millions):

	December 31, 2021
	Nominal amounts of the hedging instrument	Carrying amount of the hedging instrument		Line item in the statement of financial position where the hedging instrument is located	Changing in fair value used for calculating hedge ineffectiveness
		Assets	Liabilities
Fair value hedge
Interest rate risk
Interest rate swap (USD)	1,850,000,000	95,086	20,287	Derivative assets (designated for hedging)	(83,821)
Interest rate swap (AUD)	150,000,000			Derivative liabilities (designated for hedging)
Interest rate swap (EUR)	26,591,163	17	—		17
Cash flow hedge
Interest rate risk
Interest rate swap (KRW)	50,000	351	—	Derivative liabilities (designated for hedging)	1,896
Foreign currency translation risk and interest rate risk
Currency swap (USD)	470,000,000	3,631	7,297	Derivative liabilities (designated for hedging)	60,564
Foreign currency translation risk
Currency swap (USD)	180,000,000	7,679	—	Derivative liabilities (designated for hedging)	8,218

	December 31, 2022
	Nominal amounts of the hedging instrument	Carrying amount of the hedging instrument		Line item in the statement of financial position where the hedging instrument is located	Changing in fair value used for calculating hedge ineffectiveness
		Assets	Liabilities
Fair value hedge
Interest rate risk
Interest rate Swap (USD)	2,375,000,000	—	193,831	Derivative assets (designated for hedging) Derivative liabilities (designated for hedging)	(247,765)
Interest rate Swap (AUD)	150,000,000
Interest rate Swap (KRW)	150,000
Cash flow hedge
Interest rate risk
Interest rate swap (KRW)	190,000	2,041	—	Derivative liabilities (designated for hedging)	1,690
Foreign currency translation risk and interest rate risk
Currency swap (USD)	270,000,000	17,909	—	Derivative liabilities (designated for hedging)	58,253
Foreign currency translation risk
Currency swap (USD)	180,000,000	17,836	—	Derivative liabilities (designated for hedging)	9,317
Currency swap (EUR)	194,780,000	—	9,080	Derivative liabilities (designated for hedging)	(10,286)
Hedges of net investment in foreign operations Exchange rate risk
Foreign currency bond (USD)	864,390,437	—	1,095,442	Foreign currency bond	(28,553)

Summary OF Carrying Amounts Of Hedged Item And Amount Of Hedge Adjustments Due To Hedge Accounting
(6)	Details of carrying amount to hedge and amount due to hedge accounting are as follows (Unit: Korean Won in millions):

	December 31, 2021
	Carrying amount of the hedged item		Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item		Line item in the statement of financial position in which the hedged item is included	Changing in fair value used for calculating hedge ineffectiveness	Cash flow hedge reserve (*)
	Assets	Liabilities	Assets	Liabilities
Fair value hedge
Interest rate risk
Debentures	—	2,366,724	—	53,160	Debentures	100,343	—
Foreign currency borrowing	—	35,694	—	—	Foreign currency borrowings	(17)	(17)
Cash flow hedge
Interest rate risk
Debentures	—	49,977	—	—	Debentures	(1,760)	281
Foreign currencies translation risk and interest rate risk
Debentures	—	556,607	—	—	Debentures	(53,832)	5,859
Foreign currencies translation risk
Debentures	—	212,715	—	—	Debentures	(7,609)	(305)

(*)	After tax amount

	December 31, 2022
	Carrying amount of the hedged item		Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item		Line item in the statement of financial position in which the hedged item is included	Changing in fair value used for calculating hedge ineffectiveness	Cash flow hedge reserve (*)
	Assets	Liabilities	Assets	Liabilities
Fair value hedge
Interest rate risk
Debentures	—	3,076,983	—	(199,804)	Debentures	257,911	—
Cash flow hedge
Interest rate risk
Debentures	—	229,892	—	—	Debentures	(3,742)	2,531
Foreign currencies translation risk and interest rate risk
Debentures	—	342,019	—	—	Debentures	(23,296)	8,648
Foreign currencies translation risk
Debentures	—	752,901	—	—	Debentures	11,256	(24,600)
Hedges of net investment in foreign operations Exchange rate risk
Foreign operations net asset	—	1,095,442	—	—	Foreign operations net asset	28,553	(38,797)

(*)	After tax amount

Summary Of Amounts Recognized In Profit Or Loss Due To The Ineffective Portion of Fair Value Hedges
(7)	Amounts recognized in profit or loss due to the ineffective portion of fair value hedges during the current period are as follows (Unit: Korean Won in millions):

		For the year ended December 31, 2020
		Hedge ineffectiveness recognized in profit or loss	Line item in the profit or loss that includes hedge ineffectiveness
Fair value hedge	Interest rate risk	(1,852)	Other net operating income (expense)

		For the year ended December 31, 2021
		Hedge ineffectiveness recognized in profit or loss	Line item in the profit or loss that includes hedge ineffectiveness
Fair value hedge	Interest rate risk	16,522	Other net operating income (expense)

		For the year ended December 31, 2022
		Hedge ineffectiveness recognized in profit or loss	Line item in the profit or loss that includes hedge ineffectiveness
Fair value hedge	Interest rate risk	10,146	Other net operating income (expense)

Summary Of Reclassification Of Profit Or Loss From Other Comprehensive Income And Equity Related To Cash Flow Hedges
(8)	Reclassification of profit or loss from other comprehensive income and equity related to cash flow hedges are as follows (Unit: Korean Won in millions):

		For the year ended December 31, 2020
		Changes in the value of hedging instruments recognized in OCI	Hedge ineffectiveness recognized in profit or loss	Changes in the value of foreign basis spread recognized in OCI	Line item recognized in the profit or loss	Amounts reclassified from cash flow hedge reserve to profit or loss	Line item affected in profit or loss due to reclassification
Cash flow hedge	Interest rate risk	(122)	(74)	—	Other net operating income (expense)	—	Other net operating income (expense)
	Foreign currencies translation risk and interest rate risk	(68,270)	(1,049)	5,893	Other net operating income (expense)	64,762	Other net operating income (expense)
	Foreign currencies translation risk	(3,677)	(1,022)	320	Other net operating income (expense)	5,393	Other net operating income (expense)

		For the year ended December 31, 2022
		Changes in the value of hedging instruments recognized in OCI	Hedge ineffectiveness recognized in profit or loss	Changes in the value of foreign basis spread recognized in OCI	Line item recognized in the profit or loss	Amounts reclassified from cash flow hedge reserve to profit or loss	Line item affected in profit or loss due to reclassification
Cash flow hedge	Interest rate risk	1,653	37	—	Other net operating income (expense)	220	Other net operating income (expense)
	Foreign currencies translation risk and interest rate risk	58,253	—	(1,721)	Other net operating income (expense)	(53,743)	Other net operating income (expense)
	Foreign currencies translation risk	(969)	—	2,046	Other net operating income (expense)	(16,111)	Other net operating income (expense)

Disclosure of gain (loss) on fair value hedge ineffectiveness in profit or loss and other comprehensive income [Table Text Block]
(9)	The amounts recognized in profit or loss and other comprehensive income related to the hedging of net investments in foreign operations are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2022
		Profit or loss recognized in OCI	Hedge ineffectiveness recognized in profit or loss	Line item which recognized the hedge ineffectiveness
Hedges of net investment in foreign operation	Exchange rate risk	(38,797)	—	—